Commitments and Contingencies - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Line Items]
Accrued guaranty fund	$ 3,600,000	$ 6,700,000
Estimated future of premium tax deductions	7,600,000
Amount of deposit with governmental authorities required by law	8,800,000	8,400,000
Derivative cash collateral received	900,000	800,000
Assets Pledged as collateral	339,900,000
Mortgage Backed Securities
Commitments and Contingencies Disclosure [Line Items]
Funds pledged on mortgage loans held investment portfolio	$ 14,200,000	$ 18,400,000